DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 23, 2025	Jan. 31, 2025
Cash		$ 252,240			$ 59,073
Working capital deficit		284,602			162,529
Cash equivalents		$ 0			$ 0
Pelican Holdco Inc [Member]
Common Stock Aggregate value	The Merger consideration being a number of shares of the Company’s common stock with an aggregate value equal to US$215,000,000, based upon a per share value of US$10.00. Existing Greenland shareholders will receive an aggregate of 1,500,000 shares of the Company’s common stock and existing March GL shareholders will receive an aggregate of 20,000,000 shares of the Company’s common stock. Pelican shareholders will receive one share of the Company’s common stock for each share of Pelican common stock they currently hold (subject to redemptions).
Greenland Exploration Limited [Member]
Aggregate value				$ 215,000,000
Cash			$ 20,000
Working capital deficit			11,665
Cash equivalents			$ 0
Greenland Exploration Limited [Member] | Holdco Common Stock [Member]
Aggregate shares				20,000,000
Greenland Exploration Limited [Member] | Greenland Common Stock [Member]
Aggregate shares				1,500,000